Weighted Average Useful Lives from Date of Purchase of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2018
Land use right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	50 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	3 years
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	5 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	9 years
User list
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	3 years
Licensed copyrights
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	3 years
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average economic life	6 years